Schedule of investments

Delaware Tax-Free California Fund	May 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.74%
Corporate Revenue Bonds - 3.86%
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed)
Series A-1 5.25% 6/1/47	750,000	$ 755,145
Series A-2 5.00% 6/1/47	2,000,000	1,990,020
(Capital Appreciation Asset-Backed) Subordinate Series
B 1.548% 6/1/47 ^	1,615,000	270,836
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	751,290
		3,767,291
Education Revenue Bonds - 23.35%
California Educational Facilities Authority
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,154,130
(Stanford University) Series V-1 5.00% 5/1/49	1,475,000	2,176,687
California Municipal Finance Authority
(Bella Mente Montessori Academy Project) Series A
144A 5.00% 6/1/48 #	500,000	552,960
(Biola University) 5.00% 10/1/39	1,000,000	1,171,900
(California Baptist University) Series A 144A 5.375%
11/1/40#	1,000,000	1,146,280
(CHF - Davis I, LLC - West Village Student Housing
Project) 5.00% 5/15/48	1,000,000	1,169,550
(Creative Center of Los Altos Project - Pinewood School
& Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	517,175
(Julian Charter School Project) Series A 144A 5.625%
3/1/45#	500,000	504,485
(Palmdale Aerospace Academy Project) Series A 144A
5.00% 7/1/46 #	500,000	543,040
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,270,838
California School Finance Authority
(Aspire Public Schools - Obligated Group) Series A 144A
5.00% 8/1/45 #	715,000	789,732
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/42 #	500,000	453,085
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	257,087
(Green Dot Public Schools Project) Series A 144A 5.00%
8/1/35#	1,000,000	1,124,820
(Grimmway Schools - Obligated Group) Series A 144A
5.00% 7/1/36 #	500,000	543,040
(ICEF - View Park Elementary & Middle Schools) Series
A 5.625% 10/1/34	575,000	637,991
(KIPP LA Projects) Series A 5.125% 7/1/44	1,000,000	1,101,680
(KIPP Socal Projects) Series A 5.00% 7/1/49	1,000,000	1,172,130

NQ- 329 [5/19] 7/19 (891174) 1

Schedule of investments

Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Partnerships to Uplift Communities Valley Project)
Series A 144A 6.75% 8/1/44 #	1,000,000	$1,122,530
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,187,620
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools - Animo Inglewood Charter
High School Project) Series A 7.25% 8/1/41	800,000	878,792
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	871,298
(NCCD - Hooper Street LLC - California College of the
Arts Project) 144A 5.25% 7/1/49 #	250,000	283,688
California Statewide Communities Development Authority
Student Housing Revenue
(University of California Irvine East Campus Apartments)
5.00% 5/15/24	40,000	46,034
5.375% 5/15/38	1,000,000	1,072,540
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	1,060,040
		22,809,152
Electric Revenue Bonds - 0.44%
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	220,000	176,550
Series WW 5.00% 7/1/28 ‡	310,000	248,000
		424,550
Healthcare Revenue Bonds - 19.98%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	917,031
(Sharp HealthCare) Series A 5.00% 8/1/28	250,000	271,713
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	1,000,000	1,092,320
(Children’s Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	545,025
Series A 5.00% 8/15/47	500,000	576,925
(Dignity Health) Series E 5.625% 7/1/25	1,000,000	1,009,400
(Kaiser Permanente) Subordinate Series A-2 4.00%
11/1/44	1,005,000	1,094,505
(Lucile Salter Packard Children’s Hospital at Stanford)
Series A 5.00% 11/15/56	1,000,000	1,151,140
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,003,150

2 NQ- 329 [5/19] 7/19 (891174)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	$1,080,030
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	859,343
Series A 5.00% 2/1/47	250,000	284,700
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	557,250
California Statewide Communities Development Authority
Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	1,063,020
(BE. Group) 144A 7.25% 11/15/41 #	500,000	512,025
(Covenant Retirement Communities) Series C 5.625%
12/1/36	1,000,000	1,146,200
(Episcopal Communities & Services) 5.00% 5/15/32	600,000	647,976
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	527,880
(Loma Linda University Medical Center)
Series A 144A 5.25% 12/1/56 #	725,000	808,585
Series A 144A 5.50% 12/1/58 #	400,000	463,116
(Marin General Hospital - Green Bonds) Series A 4.00%
8/1/45	500,000	517,005
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,146,490
La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	786,705
Palomar Health
5.00% 11/1/47 (AGM)	500,000	582,190
San Buenaventura
(Community Memorial Health System) 7.50% 12/1/41	785,000	873,548
		19,517,272
Housing Revenue Bonds - 4.32%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects)
Series A 4.00% 8/15/42	1,270,000	1,319,454
Series A 5.50% 8/15/47	750,000	804,607
Independent Cities Finance Authority Mobile Home Park
Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	1,000,000	1,090,700
Santa Clara County Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31
(AMT)	1,000,000	1,001,490
		4,216,251

NQ- 329 [5/19] 7/19 (891174) 3

Schedule of investments

Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds - 11.12%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	$1,090,390
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated
Group) Series A 5.00% 11/1/41	1,000,000	1,121,440
(Infrastructure State Revolving Fund) Series A 5.00%
10/1/29	1,000,000	1,214,240
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project) 5.00% 1/1/35	635,000	635,584
California Pollution Control Financing Authority Revenue
(San Diego County Water Authority Desalination Project
Pipeline) 144A 5.00% 11/21/45 #	1,000,000	1,172,630
California State Public Works Board Lease Revenue
(Department of Corrections and Rehabilitation) Series C
5.00% 10/1/26	1,000,000	1,081,270
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,130,990
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,138,170
San Diego County
(Sanford Burnham Prebys Medical Discovery Institute)
Series A 5.00% 11/1/28	500,000	594,745
Series A 5.00% 11/1/30	475,000	561,859
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,123,730
		10,865,048
Local General Obligation Bonds - 3.11%
Anaheim School District Capital Appreciation Election
2002
4.58% 8/1/25 (NATL) ^	1,000,000	880,530
Marin Healthcare District Election 2013
Series A 4.00% 8/1/47	1,000,000	1,087,840
West Contra Costa Unified School District 2012 Election
Series C 4.00% 8/1/41	1,000,000	1,064,740
		3,033,110
Pre-Refunded Bonds - 7.77%
Anaheim Public Financing Authority Revenue
(Anaheim Electric System Distribution Facilities) Series A
5.00% 10/1/25-21 §	800,000	855,152

4 NQ- 329 [5/19] 7/19 (891174)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
California Department of Water Resources
(Central Valley Project) Unrefunded Series AG 5.00%
12/1/28-19§	75,000	$76,393
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45-20 §	950,000	1,005,755
Imperial Irrigation District Electric System Revenue
Series B 5.00% 11/1/36-20 §	250,000	263,045
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas)
6.875% 8/1/39-19 §	285,000	287,491
Unrefunded 6.875% 8/1/39-19 §	215,000	216,879
Pittsburg Unified School District Financing Authority
Revenue
(Pittsburg Unified School District Bond Program) 5.50%
9/1/46-21 (AGM) §	800,000	873,608
Rancho Santa Fe Community Services District Financing
Authority Revenue
(Superior Lien Bonds) Series A 5.75% 9/1/30-21 §	800,000	878,944
Riverside County Redevelopment Agency Tax Allocation
Housing
Series A 6.00% 10/1/39-20 §	1,000,000	1,062,210
San Diego Public Facilities Financing Authority Lease
Revenue
(Master Refunding Project) Series A 5.25% 3/1/40-20 §	1,000,000	1,049,750
San Mateo Joint Powers Financing Authority Lease
Revenue
(Capital Projects) Series A 5.25% 7/15/26-20 §	1,000,000	1,024,180
		7,593,407
Resource Recovery Revenue Bond - 1.04%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00%
9/1/36	1,000,000	1,010,610
		1,010,610
Special Tax Revenue Bonds - 5.25%
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.375% 7/1/46 ^	1,895,000	436,134
Series A-1 5.625% 7/1/51 ^	2,160,000	365,774
(Restructured)
Series A-1 4.75% 7/1/53	1,210,000	1,170,300
Series A-1 5.00% 7/1/58	1,440,000	1,435,032

NQ- 329 [5/19] 7/19 (891174) 5

Schedule of investments

Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex) Senior Series A 5.00%
6/1/48	1,000,000	$1,187,550
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	536,380
		5,131,170
State General Obligation Bonds - 5.94%
California
(Various Purpose)
5.00% 4/1/32	300,000	407,127
5.00% 8/1/46	1,000,000	1,176,290
5.25% 3/1/30	1,000,000	1,028,660
5.25% 4/1/35	1,000,000	1,100,440
5.25% 11/1/40	1,000,000	1,052,000
6.00% 3/1/33	1,000,000	1,034,480
		5,798,997
Transportation Revenue Bonds - 11.42%
Alameda Corridor Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/37	500,000	577,200
California Municipal Finance Authority Senior Lien
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	645,000	746,471
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	550,940
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,152,030
Subordinate Series B 5.00% 5/15/33	1,000,000	1,034,420
Riverside County Transportation Commission Senior Lien
(Current Interest Obligations) Series A 5.75% 6/1/44	500,000	553,950
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	1,000,000	1,197,890
Subordinate Series B 5.00% 7/1/41	500,000	584,675
San Diego County Regional Airport Authority Revenue
Subordinate Series A 5.00% 7/1/47	375,000	444,761
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40%
9/1/25	870,000	873,497
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,199,910
Second Series B 5.00% 5/1/46 (AMT)	1,000,000	1,152,230

6 NQ- 329 [5/19] 7/19 (891174)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,000,000	$1,090,500
		11,158,474
Water & Sewer Revenue Bond - 1.14%
San Diego Public Facilities Financing Authority
Subordinate Series A 5.00% 8/1/29	1,000,000	1,113,330
		1,113,330
Total Municipal Bonds (cost $90,623,925)		96,438,662

Short-Term Investments – 1.28%
Variable Rate Demand Notes - 1.28%¤
California Statewide Communities Development Authority
Revenue (Kaiser Permanente) Series C
1.05% 8/15/25	450,000	450,000
Los Angeles Department of Water & Power Revenue
Subseries B-3
1.30% 7/1/34 (SPA - Barclays Bank PLC)	800,000	800,000
Total Short-Term Investments (cost $1,250,000)		1,250,000

Total Value of Securities – 100.02%
(cost $91,873,925)		97,688,662

Liabilities Net of Receivables and Other Assets – (0.02%)		(16,786)
Net Assets Applicable to 8,005,486 Shares Outstanding – 100.00%		$97,671,876

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2019, the aggregate value of Rule 144A securities was $10,794,278, which represents
11.05% of the Fund’s net assets.

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2019.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.

^ Zero coupon security. The rate shown is the effective yield at the time of purchase.

NQ- 329 [5/19] 7/19 (891174) 7

Schedule of investments

Delaware Tax-Free California Fund (Unaudited)

~ Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at May 31, 2019.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
CHF – Collegiate Housing Foundation
ICEF – Inner City Education Foundation
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
NCCD – National Campus and Community Development
PLC – Public Limited Company
SPA – Stand-by Purchase Agreement
USD – US Dollar

8 NQ- 329 [5/19] 7/19 (891174)

Schedule of investments

Delaware Tax-Free Idaho Fund	May 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.65%
Corporate Revenue Bonds - 3.27%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$1,290,075
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,008,100
		3,298,175
Education Revenue Bonds - 16.37%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,292,300
Series A 5.00% 4/1/42	1,350,000	1,455,300
Series A 5.00% 4/1/47	500,000	588,985
Series A 5.00% 4/1/48	1,000,000	1,187,280
Idaho Housing & Finance Association
(Compass Public Charter School Project)
Series A 144A 6.00% 7/1/39 #	370,000	419,513
Series A 144A 6.00% 7/1/49 #	595,000	666,049
Series A 144A 6.00% 7/1/54 #	570,000	633,555
(Idaho Arts Charter School Project)
Series A 5.00% 12/1/38	1,000,000	1,102,950
Series A 144A 5.00% 12/1/46 #	1,000,000	1,079,200
(North Star Charter School Project)
Capital Appreciation Subordinate Series B 144A
4.88% 7/1/49 #^	2,888,155	505,456
Series A 6.75% 7/1/48	529,151	573,071
(Victory Charter School Project) Series B 5.00% 7/1/39	1,000,000	1,077,640
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,275,000	1,384,777
University of Idaho
Series 2011 5.25% 4/1/41 •	1,710,000	1,813,660
Series A 5.00% 4/1/41	1,000,000	1,203,930
Series B 5.00% 4/1/28	1,000,000	1,027,230
Series B 5.00% 4/1/32	500,000	513,280
		16,524,176
Electric Revenue Bonds - 3.81%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,285,100
Guam Power Authority Revenue
Series A 5.00% 10/1/40	1,000,000	1,121,330
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	230,000	184,575
Series WW 5.00% 7/1/28 ‡	320,000	256,000
		3,847,005

NQ- 360 [5/19] 7/19 (891188) 1

Schedule of investments

Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds - 12.01%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	1,350,000	$1,511,244
(St. Luke’s Health System Project)
Series A 5.00% 3/1/27	1,000,000	1,219,280
Series A 5.00% 3/1/47	1,500,000	1,580,850
(Trinity Health Credit Group)
Series D 4.50% 12/1/37	1,385,000	1,438,655
Series ID 4.00% 12/1/43	1,000,000	1,085,910
Series ID 5.00% 12/1/32	1,000,000	1,089,110
Series ID 5.00% 12/1/46	750,000	873,953
(Valley Vista Care Corporation)
Series A 5.25% 11/15/37	1,005,000	1,069,079
Series A 5.25% 11/15/47	1,130,000	1,184,929
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project) Series
A 6.00% 7/1/33	1,020,000	1,071,418
		12,124,428
Housing Revenue Bonds - 1.79%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	994,811	1,055,525
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	515,000	524,682
Series C Class II 4.95% 7/1/31	230,000	230,391
		1,810,598
Lease Revenue Bonds - 9.69%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	878,880
5.00% 12/15/32	750,000	875,333
Idaho Fish & Wildlife Foundation
5.00% 12/1/41	200,000	240,532
Idaho Housing & Finance Association Revenue
(Grant & Revenue Anticipation Bonds) Series A
5.00% 7/15/27	750,000	926,317
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,472,681
Series A 7.00% 2/1/36	1,500,000	1,609,635
Idaho State Building Authority Revenue
Series B 5.00% 9/1/40	1,250,000	1,365,650
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	509,655

2 NQ- 360 [5/19] 7/19 (891188)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho State Building Authority Revenue
(Capitol Mall Parking Project)
Series A 4.50% 9/1/26	485,000	$542,623
Series A 4.50% 9/1/27	505,000	563,898
(Department of Health & Welfare Project) Series B
4.00% 9/1/48	750,000	800,437
		9,785,641
Local General Obligation Bonds - 25.21%
Ada & Boise Counties Independent School District Boise
City
5.00% 8/1/33	1,010,000	1,223,009
5.00% 8/1/34	1,500,000	1,810,275
5.00% 8/1/35	1,160,000	1,395,805
5.00% 8/1/36	500,000	599,970
Ada & Canyon Counties Joint School District No. 2
Meridian
4.50% 7/30/22	1,500,000	1,549,905
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/33	1,670,000	2,019,832
Series B 5.00% 9/15/35	1,100,000	1,322,057
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,481,454
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,729,727
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,814,959
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,128,500
Series B 5.00% 9/15/24	1,480,000	1,645,375
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	592,609
Series A 4.00% 9/15/37	1,000,000	1,100,700
Series C 5.00% 9/15/42	500,000	597,715
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	1,080,000	1,300,871
Series B 5.00% 8/15/26	500,000	616,295

NQ- 360 [5/19] 7/19 (891188) 3

Schedule of investments

Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Nez Perce County Independent School District No. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	$1,199,220
Series B 5.00% 9/15/37	1,000,000	1,194,160
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37	1,000,000	1,123,060
		25,445,498
Pre-Refunded Bonds - 2.59%
Idaho Health Facilities Authority Revenue
(St. Luke’s Regional Medical Center Project)
5.00% 7/1/35-20 (AGM)§	2,500,000	2,594,850
Puerto Rico Sales Tax Financing Revenue
First Subordinate Series A 5.50% 8/1/28-19§	15,000	15,095
		2,609,945
Special Tax Revenue Bonds - 17.30%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	568,331
Series A 5.25% 1/1/36	705,000	740,821
Series B-1 5.00% 1/1/42	1,425,000	1,479,863
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,896,010
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,531,500
Nampa Development Corporation Revenue
5.90% 3/1/30	3,000,000	3,040,380
(Library Square Project) 144A 5.00% 9/1/31 #	1,000,000	1,062,700
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.375% 7/1/46 ^	2,355,000	542,003
Series A-1 5.625% 7/1/51 ^	4,970,000	841,620
(Restructured)
Series A-1 4.55% 7/1/40	1,230,000	1,225,006
Series A-1 4.75% 7/1/53	1,000,000	967,190
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) 5.00% 10/1/29
(AGM)	1,500,000	1,570,695
		17,466,119

4 NQ- 360 [5/19] 7/19 (891188)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds - 4.28%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	$1,010,110
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,050,410
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,255,341
		4,315,861
Water & Sewer Revenue Bonds - 1.33%
Guam Government Waterworks Authority
5.00% 7/1/40	370,000	415,536
5.00% 1/1/46	835,000	924,136
		1,339,672
Total Municipal Bonds (cost $94,181,224)		98,567,118
	Number of shares
Short-Term Investments – 1.19%
Money Market Mutual Fund - 0.77%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield 1.27%)	778,893	778,893
		778,893
	Principal amount°
Variable Rate Demand Note - 0.42%¤
Idaho Health Facilities Authority Revenue (St. Luke’s
Health System Project) Series C
2.15% 3/1/48 (LOC - US Bank N. A. )	425,000	425,000
		425,000
Total Short-Term Investments (cost $1,203,893)		1,203,893

Total Value of Securities – 98.84%
(cost $95,385,117)		99,771,011
Receivables and Other Assets Net of Liabilities – 1.16%		1,168,994
Net Assets Applicable to 8,821,301 Shares Outstanding – 100.00%		$100,940,005

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2019, the aggregate value of Rule 144A securities was $4,366,473, which represents
4.33% of the Fund’s net assets.

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2019.

NQ- 360 [5/19] 7/19 (891188) 5

Schedule of investments

Delaware Tax-Free Idaho Fund (Unaudited)

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
May 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^ Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
GNMA – Government National Mortgage Association collateral
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

6 NQ- 360 [5/19] 7/19 (891188)

Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund	May 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.49%
Corporate Revenue Bond - 1.04%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	1,920,000	$1,932,864
		1,932,864
Education Revenue Bonds - 20.70%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/37	850,000	859,937
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,282,522
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	264,550
Series A 5.00% 7/1/45	230,000	239,927
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,082,290
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A
5.00% 11/1/48	1,000,000	1,073,670
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	710,536
Series A 5.75% 8/1/44	585,000	620,352
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	247,424
Series A 5.00% 7/1/47	710,000	736,945
(Parnassus Preparatory School Project) Series A
5.00% 11/1/47	650,000	679,841
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	173,667
Series A 5.00% 7/1/44	495,000	515,439
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	1,046,630
Series A 5.00% 7/1/47	800,000	825,448
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	784,680
144A 5.00% 8/1/53 #	570,000	599,708
5.25% 8/1/39	800,000	849,600

NQ- 313 [5/19] 7/19 (891226) 1

Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,500,000	$1,668,450
(Carleton College) 4.00% 3/1/37	635,000	702,513
(Gustavus Adolphus College) 5.00% 10/1/47	1,000,000	1,151,010
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	265,903
4.00% 5/1/25	200,000	212,180
4.00% 5/1/26	100,000	105,834
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	612,567
Series A 5.00% 10/1/45	670,000	769,301
(St. John’s University) Series 8-I 5.00% 10/1/34	215,000	248,527
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	241,283
Series 8-G 5.00% 12/1/32	205,000	240,828
Series 8-N 4.00% 10/1/34	800,000	885,312
Series 8-N 4.00% 10/1/35	590,000	651,885
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	758,700
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	332,727
Series B 5.00% 10/1/39	770,000	850,303
(University of St. Thomas)
4.00% 10/1/41	1,000,000	1,113,650
4.00% 10/1/44	850,000	939,063
Series A 4.00% 10/1/35	400,000	440,788
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,480,246
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	770,000	810,263
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	456,975
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,750,000	1,827,525
(Great River School Project) Series A 144A
5.50% 7/1/52 #	265,000	280,375
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	548,250
Series A 6.00% 9/1/51	500,000	554,340

2 NQ- 313 [5/19] 7/19 (891226)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	$1,302,893
Series A 4.125% 9/1/47	500,000	508,120
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,589,460
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,519,494
Series A 5.00% 9/1/40	900,000	1,084,635
Series A 5.00% 9/1/41	620,000	746,164
		38,492,730
Electric Revenue Bonds - 8.23%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,612,995
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	415,657
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	548,129
Series A 5.00% 12/1/26	360,000	398,174
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	192,382
5.00% 10/1/47	745,000	868,871
Series A 5.00% 10/1/28	500,000	582,165
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/26	500,000	601,090
5.00% 1/1/28	500,000	595,140
5.00% 1/1/29	470,000	556,663
5.00% 1/1/33	225,000	265,145
5.00% 1/1/34	200,000	234,972
Series A 5.00% 1/1/24	335,000	373,291
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	410,000	329,025
Series WW 5.00% 7/1/28 ‡	585,000	468,000
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	536,899
Series A 5.00% 12/1/35	500,000	594,885
Series A 5.00% 12/1/36	520,000	616,912
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	460,948

NQ- 313 [5/19] 7/19 (891226) 3

Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	$874,008
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	567,245
Series A 5.00% 1/1/33	750,000	850,395
Series A 5.00% 1/1/34	450,000	509,661
Series A 5.00% 1/1/40	2,000,000	2,252,680
		15,305,332
Healthcare Revenue Bonds - 34.39%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	418,704
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,020,940
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	859,690
5.00% 9/1/58	1,175,000	1,253,549
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	560,000	576,330
4th Tier Series D 7.00% 1/1/37	515,000	524,023
4th Tier Series D 7.25% 1/1/52	1,500,000	1,540,230
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities
Project) Series A 5.50% 12/1/48	1,280,000	1,328,320
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.25% 6/1/58	725,000	764,563
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	1,570,000	1,587,553
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A
5.50% 11/1/35	750,000	765,367
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,577,940
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	864,017
Crookston Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	1,092,701

4 NQ- 313 [5/19] 7/19 (891226)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/51 #	870,000	$896,831
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	340,450
Series A 5.00% 4/1/40	315,000	319,904
Series A 5.00% 4/1/48	185,000	187,427
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A
5.00% 2/15/48	590,000	682,270
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	820,313
6.00% 6/15/39	1,000,000	1,102,990
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	191,930
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	771,173
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	165,000	170,417
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,239,153
5.00% 5/1/26	1,300,000	1,557,322
5.00% 5/1/29	500,000	599,900
(North Memorial Health Care) 5.00% 9/1/30	610,000	694,705
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,069,780
Series A 5.00% 11/15/33	1,200,000	1,391,592
Series A 5.00% 11/15/34	500,000	578,220
Series A 5.00% 11/15/44	1,000,000	1,128,070
Series A 5.00% 11/15/49	1,450,000	1,699,501
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,772,488
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	507,163
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	508,070

NQ- 313 [5/19] 7/19 (891226) 5

Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	$186,354
Series A 6.875% 12/1/48	800,000	871,408
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,857,465
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	384,433
5.00% 7/1/27	245,000	274,133
5.00% 7/1/28	225,000	251,005
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	1,191,758
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	848,133
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	138,204
5.00% 9/1/34	105,000	116,730
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	270,660
5.00% 5/1/48	3,900,000	4,659,681
Unrefunded Balance 5.125% 5/1/30	15,000	15,464
Series A 4.00% 5/1/37	1,440,000	1,557,274
Series A 5.00% 5/1/46	2,000,000	2,304,460
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	694,555
Series A 5.00% 11/15/47	485,000	564,234
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,420,148
Series A 5.00% 7/1/29	1,000,000	1,165,570
Series A 5.00% 7/1/32	900,000	1,027,764
Series A 5.00% 7/1/33	1,540,000	1,750,164
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,726,656
Series A 5.15% 11/1/42	775,000	780,193

6 NQ- 313 [5/19] 7/19 (891226)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	$1,000,060
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,825,438
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,540,965
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	265,650
Series A 5.75% 11/1/39	590,000	602,862
Series A 6.00% 5/1/47	920,000	940,166
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,309,400
		63,944,583
Housing Revenue Bonds - 1.93%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project)
5.00% 5/1/54	1,000,000	1,038,990
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	310,000	310,626
Minneapolis – St. Paul Housing Finance Board Single
Family Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	11,494	11,500
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	115,193
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,356,715
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	750,473
		3,583,497
Lease Revenue Bonds - 2.54%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,963,430
Series A 5.00% 6/1/43	1,000,000	1,120,630
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,632,372
		4,716,432

NQ- 313 [5/19] 7/19 (891226) 7

Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds - 7.89%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	1,000,000	$1,208,230
Duluth General Obligation Entertainment Convention
Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,180,640
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	488,167
Series A 4.20% 3/1/34	750,000	761,363
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,108,138
Hennepin County
Series A 5.00% 12/1/26	750,000	935,730
Series A 5.00% 12/1/37	910,000	1,109,445
Series C 5.00% 12/1/37	2,500,000	3,011,475
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,184,600
Series A 5.00% 2/1/29	1,000,000	1,181,630
Series A 5.00% 2/1/30	445,000	523,453
Series A 5.00% 2/1/31	1,000,000	1,171,000
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	809,699
		14,673,570
Pre-Refunded/Escrowed to Maturity Bonds - 5.81%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project) Series A
7.00% 11/1/46-19§	1,650,000	1,702,817
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A
5.50% 7/1/43-23§	500,000	578,550
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22§	325,000	360,636
Series 7-Q 5.00% 10/1/26-22§	280,000	310,702
(University of St. Thomas) Series 7-A 5.00% 10/1/39-19§	1,000,000	1,011,440
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45-20§	1,500,000	1,592,910
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project)
Series A 6.875% 12/1/29-19§	1,000,000	1,026,180
Series A 7.375% 12/1/41-19§	375,000	385,657

8 NQ- 313 [5/19] 7/19 (891226)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Nova Classical Academy Project) Series A
6.625% 9/1/42-21§	1,500,000	$1,667,040
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	275,000	331,496
Series A 5.00% 11/15/30-25§	205,000	247,115
University of Minnesota
Series A 5.25% 12/1/28-20§	1,500,000	1,584,270
		10,798,813
Special Tax Revenue Bonds - 3.00%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	270,940
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	206,520
4.00% 3/1/30	260,000	266,716
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	719,327
4.00% 3/1/27	650,000	654,238
Puerto Rico Sales Tax Financing Revenue
Series A-1 4.75% 7/1/53	405,000	391,712
Series A-1 5.00% 7/1/58	835,000	832,119
Series A-1 5.375% 7/1/46 ^	3,635,000	836,595
Series A-1 5.625% 7/1/51 ^	4,145,000	701,914
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	700,860
		5,580,941
State General Obligation Bonds - 8.36%
Minnesota
Series A 5.00% 8/1/27	1,000,000	1,202,760
Series A 5.00% 8/1/29	1,000,000	1,195,290
Series A 5.00% 8/1/33	660,000	829,072
Series A 5.00% 10/1/33	2,000,000	2,467,840
Series A 5.00% 8/1/34	2,185,000	2,734,025
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,065,287
Series D 5.00% 8/1/26	1,000,000	1,237,670
Series D 5.00% 8/1/27	1,000,000	1,233,930
Series E 5.00% 10/1/26	1,085,000	1,347,852

NQ- 313 [5/19] 7/19 (891226) 9

Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	$2,219,485
		15,533,211
Transportation Revenue Bonds - 3.04%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
Senior
Series A 5.00% 1/1/32	1,245,000	1,504,769
Series C 5.00% 1/1/46	185,000	216,933
Subordinate
Series A 5.00% 1/1/22	1,000,000	1,056,760
Series A 5.00% 1/1/32	500,000	566,780
Series B 5.00% 1/1/29	2,130,000	2,308,260
		5,653,502
Water & Sewer Revenue Bonds - 1.56%
Guam Government Waterworks Authority
5.00% 7/1/37	575,000	650,026
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,109,644
Series C 4.00% 3/1/32	1,000,000	1,144,010
		2,903,680
Total Municipal Bonds (cost $175,719,215)		183,119,155

Short-Term Investment – 0.32%
Variable Rate Demand Note - 0.32%¤
Minneapolis Health Care System Revenue (Fairview Health
Services) Series C
2.20% 11/15/48	600,000	600,000
Total Short-Term Investment (cost $600,000)		600,000

Total Value of Securities – 98.81%
(cost $176,319,215)		183,719,155
Receivables and Other Assets Net of Liabilities – 1.19%		2,217,938
Net Assets Applicable to 16,947,755 Shares Outstanding – 100.00%		$185,937,093

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2019, the aggregate value of Rule 144A securities was $5,304,721, which represents
2.85% of the Fund’s net assets.

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued

10 NQ- 313 [5/19] 7/19 (891226)

(Unaudited)

interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2019.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.

^ Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
USD – US Dollar

NQ- 313 [5/19] 7/19 (891226) 11

Schedule of investments

Delaware National High-Yield Municipal Bond Fund	May 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.13%
Corporate Revenue Bonds - 19.18%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - US Steel Corp. Project)
5.75% 8/1/42 (AMT)	2,000,000	$2,036,160
Anuvia, Florida
5.00% 1/1/29	134,139	120,725
Arkansas Development Finance Authority Revenue
(Big River Steel Project) Series A 144A
4.50% 9/1/49 (AMT)#	12,500,000	12,892,875
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.75% 6/1/34	5,475,000	5,235,578
Series A-2 5.875% 6/1/47	22,075,000	21,274,781
Series A-2 6.00% 6/1/42	3,100,000	3,099,907
Series A-2 6.50% 6/1/47	24,770,000	24,769,752
California County Tobacco Securitization Agency
Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco
Funding Corporation) 0.83% 6/1/55 ^	100,000,000	5,412,000
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT)#	5,250,000	5,779,830
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,355,400
California State Enterprise Development Authority Revenue
(Sunpower Corp. - Recovery Zone Facility)
8.50% 4/1/31	1,000,000	1,051,820
Central Plains Energy Project, Nebraska
(Project No. 3) Series A 5.00% 9/1/37	3,210,000	4,100,326
Chandler, Arizona Industrial Development Authority
Revenue
(Intel Corporation Project) Series 2007 2.70% 12/1/37
(AMT)•	4,500,000	4,625,865
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,034,750
Florida Development Finance
(Virgin Trains USA Passenger Rail Project) Series A 144A
6.50% 1/1/49 (AMT)#•	10,000,000	10,065,600
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
Series A-1 5.00% 6/1/47	5,000,000	4,975,050
Series A-1 5.25% 6/1/47	2,170,000	2,184,886
(Capital Appreciation - Asset-Backed-1st Subordinate)
Series B 1.548% 6/1/47 ^	30,145,000	5,055,317

NQ- 425 [5/19] 7/19 (891371) 1

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	$5,528,400
(Special Facilities Continental Airlines, Inc. Terminal
Improvements Projects) Series 2011
6.625% 7/15/38 (AMT)	2,000,000	2,153,640
(United Airlines Inc. ) 5.00% 7/1/29 (AMT)	1,150,000	1,281,905
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A
7.00% 3/1/39 (AMT)#	12,500,000	12,886,500
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp. ) Series A-1 6.50% 11/1/35	3,000,000	3,187,290
Louisiana Tobacco Settlement Financing Corporation
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,774,950
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	45,640
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed
Series A 6.00% 6/1/48	1,255,000	1,255,025
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,756,450
Series B 6.50% 11/1/39	2,500,000	3,756,450
Nassau County, New York Tobacco Settlement
Corporation Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	1,235,000	1,191,170
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project) 144A
6.25% 12/15/37 (AMT)#	2,500,000	2,756,775
New Jersey Economic Development Authority Special
Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,386,840
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,457,808
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	4,460,000	4,769,702
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters Issue) 5.25% 10/1/35	7,000,000	9,225,930
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	2,000,000	2,058,560

2 NQ- 425 [5/19] 7/19 (891371)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York Transportation Development Corporation
Special Facility Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project) Series 2018
4.00% 1/1/36 (AMT)	1,960,000	$2,090,634
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,782,465
Pima County, Arizona Industrial Development Authority
Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	520,660
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,178,100
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	3,047,460
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	11,765,000	15,240,381
5.25% 12/1/27	2,235,000	2,736,579
5.25% 12/1/28	1,050,000	1,304,982
5.50% 12/1/29	765,000	978,787
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,809,356
Tennessee State Energy Acquisition Gas Revenue
Series A 4.00% 5/1/48 •	720,000	769,630
Series C 5.00% 2/1/27	2,940,000	3,487,163
TSASC, New York
Series A 5.00% 6/1/41	705,000	767,195
Tulsa, Oklahoma Municipal Airports Improvement Trust
Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,176,240
(American Airlines) 5.00% 6/1/35 (AMT) •	3,000,000	3,333,030
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,358,611
Virginia Tobacco Settlement Financing Corporation
Series B-1 5.00% 6/1/47	2,000,000	1,976,740
Series C 2.419% 6/1/47 ^	66,475,000	6,972,563
Series D 2.594% 6/1/47 ^	137,270,000	13,105,167
Washington Economic Development Finance Authority
Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A
7.50% 1/1/32 (AMT)#	5,000,000	5,735,000
		257,914,400

NQ- 425 [5/19] 7/19 (891371) 3

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds - 16.69%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	$3,307,872
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	775,000	881,609
144A 6.00% 7/1/47 #	4,735,000	5,306,515
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	810,637
Series A 144A 5.375% 7/1/50 #	1,000,000	1,078,860
(Kaizen Education Foundation Project) 144A
5.80% 7/1/52 #	4,000,000	4,395,760
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A
144A 5.75% 7/15/48 #	2,250,000	2,490,120
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,071,050
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	714,063
Series A 5.00% 6/15/46	1,325,000	1,345,153
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,049,160
(Inwood Academy for Leadership Charter School
Project)
Series A 144A 5.125% 5/1/38 #	575,000	602,405
Series A 144A 5.50% 5/1/48 #	1,500,000	1,601,085
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,343,987
144A 5.75% 2/1/49 #	2,700,000	2,807,082
Burbank, Illinois
(Intercultural Montessori Language) 144A
6.25% 9/1/45 #	4,000,000	4,415,800
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,500,000	1,731,195
(Stanford University) Series V-1 5.00% 5/1/49	12,000,000	17,708,640
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A
5.50% 11/1/45 #	4,000,000	4,591,520
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	5,250,000	5,297,093
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	1,700,000	1,779,322
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,345,225
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,672,155
California School Finance Authority
(Aspire Public Schools)

4 NQ- 425 [5/19] 7/19 (891371)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
Series A 144A 5.00% 8/1/35 #	585,000	$653,773
Series A 144A 5.00% 8/1/40 #	605,000	669,469
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/52 #	1,000,000	877,690
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,750,000	2,827,963
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,828,837
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,102,160
Series A 6.00% 10/1/49	720,000	796,032
California State University
(Systemwide)
Series A 5.00% 11/1/26	2,000,000	2,524,300
Series A 5.00% 11/1/27	2,300,000	2,927,946
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,103,608
California Statewide Communities Development Authority
Revenue
(Lancer Educational Student Housing Project) Series A
144A 5.00% 6/1/46 #	1,500,000	1,639,440
Capital Trust Agency, Florida
(Pineapple Cove Classical Academy Inc. Project)
Series A 144A 5.375% 7/1/54 #	6,000,000	6,201,480
(River City Education Services Project)
Series A 5.375% 2/1/35	870,000	894,038
Series A 5.625% 2/1/45	1,500,000	1,546,350
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/58 #	8,000,000	8,167,840
Colorado Educational & Cultural Facilities Authority
Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,275,740
(Charter School - Loveland Classical School) 144A
5.00% 7/1/46 #	1,500,000	1,564,350
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	524,490
(Windsor Charter Academy Project) Series 2016 144A
5.00% 9/1/36 #	1,000,000	1,010,480
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30	1,000,000	1,071,790

NQ- 425 [5/19] 7/19 (891371) 5

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hawaii State Department of Budget & Finance
(Hawaii Pacific University) Series A 6.875% 7/1/43	2,000,000	$2,130,540
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39	460,000	508,732
Series A 5.50% 1/1/44	2,000,000	2,201,060
Idaho Housing & Finance Association
(Idaho Arts Charter School Inc. ) 144A 5.00% 12/1/36 #	715,000	783,318
(North Star Charter School)
Capital Appreciation Subordinate Series B 144A
4.88% 7/1/49 #^	2,888,155	505,456
Series A 6.75% 7/1/48	529,150	573,069
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	1,086,100
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project)
5.00% 12/1/47	2,805,000	3,054,982
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,072,320
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,077,120
(Rogers Park Montessori)
6.00% 2/1/34	675,000	738,113
6.125% 2/1/45	1,800,000	1,952,226
Illinois Finance Authority Student Housing & Academic
Facility Revenue
(University of Illinois at Chicago Project) Series A
5.00% 2/15/47	3,500,000	3,871,140
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,065,430
Indiana State Finance Authority Revenue Educational
Facilities
(Drexel Foundation - Thea Bowman Academy Charter
School) Series A 7.00% 10/1/39	1,000,000	1,005,740
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45	2,500,000	2,715,900
Kent County, Delaware Student Housing and Dining
Facilities Revenue
(Delaware State University Project)
Series A 5.00% 7/1/53	140,000	155,106
Series A 5.00% 7/1/58	1,250,000	1,375,163

6 NQ- 425 [5/19] 7/19 (891371)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	$1,623,840
Macon-Bibb County, Georgia Urban Development
Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,740,262
Series A 144A 6.00% 6/15/52 #	1,530,000	1,587,130
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School) Series A
6.125% 7/1/45	1,000,000	1,000,640
Miami-Dade County, Florida Industrial Development
Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,039,910
Series A 144A 6.00% 9/15/45 #	1,000,000	1,041,980
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy Old Redford) Series A
6.50% 12/1/40	900,000	908,748
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	955,111
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,711,435
Series A 144A 5.125% 12/15/45 #	2,515,000	2,668,742
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,380,750
New York State Dormitory Authority
(Touro College & University System) Series A
5.50% 1/1/44	2,875,000	3,192,371
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,218,818
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Foundation Indiana University) Series A 2.386% 7/1/39
(SGI)•	2,400,000	2,096,256
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(1st Philadelphia Preparatory) Series A 7.25% 6/15/43	1,230,000	1,402,692
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,029,630

NQ- 425 [5/19] 7/19 (891371) 7

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(Green Woods Charter School Project) Series A
5.75% 6/15/42	1,600,000	$1,669,392
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,704,349
Phoenix, Arizona Industrial Development Authority
Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,207,120
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,104,660
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,046,310
5.625% 9/1/42	600,000	625,434
(Downtown Phoenix Student Housing, LLC - Arizona
State University Project) Series 2018A 5.00% 7/1/37	250,000	287,393
(Eagle College Preparatory Project) Series A
5.00% 7/1/43	450,000	458,969
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,137,860
Pima County, Arizona Industrial Development Authority
Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	1,630,000	1,669,511
144A 5.00% 6/15/52 #	1,400,000	1,431,934
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,942,700
Pottsboro, Texas Higher Education Finance Authority
Revenue
Series A 5.00% 8/15/36	655,000	681,239
Series A 5.00% 8/15/46	1,000,000	1,022,360
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,056,737
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,045,500
Series A 5.75% 12/1/48	2,576,272	2,048,136
(Minnesota College of Osteopathic Medicine)
Senior Series A-1 144A 5.50% 12/1/48 #	4,125,000	4,504,087
Subordinate Series A-1 144A 7.75% 12/1/48 #•	2,500,000	2,605,550
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	550,000	565,207
Series A 144A 5.00% 6/15/39 #	500,000	517,660
Series A 144A 5.00% 6/15/49 #	1,100,000	1,131,152

8 NQ- 425 [5/19] 7/19 (891371)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
South Carolina Jobs-Economic Development Authority
Educational Facilities Revenue
(High Point Academy Project) Series A 144A
5.75% 6/15/49 #	5,000,000	$5,523,000
St. Paul, Minnesota Housing & Redevelopment Authority
Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,560,000	2,673,408
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	1,000,000	1,096,500
Series A 6.00% 9/1/51	3,000,000	3,326,040
University of California
Series AZ 5.25% 5/15/58	6,185,000	7,519,414
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,335,705
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,712,649
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,107,260
Wyoming Community Development Authority Student
Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,054,540
Yonkers, New York Economic Development Corporation
Education Revenue
(Charter School Educational Excellence) Series A
6.25% 10/15/40	595,000	614,326
		224,450,016
Electric Revenue Bond - 1.22%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	7,740,000	6,192,000
Series CCC 5.25% 7/1/27 ‡	730,000	585,825
Series WW 5.00% 7/1/28 ‡	990,000	792,000
Series XX 5.25% 7/1/40 ‡	7,040,000	5,649,600
Salt River Project Agricultural Improvement & Power
District, Arizona
(Salt River Project) Series A 5.00% 1/1/31	2,520,000	3,148,085
		16,367,510
Healthcare Revenue Bonds - 24.57%
Abag, California Finance Authority for Nonprofit
Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,780,119

NQ- 425 [5/19] 7/19 (891371) 9

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	$1,136,460
Series A 8.00% 10/1/46	1,500,000	1,699,665
Allegheny County, Pennsylvania Hospital Development
Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 5.00% 4/1/47	4,000,000	4,635,240
Allen County, Indiana Economic Development Revenue
(StoryPoint Fort Wayne Project) Series A-1 144A
6.875% 1/15/52 #	1,650,000	1,788,385
Apple Valley, Minnesota
(Minnesota Senior Living LLC, Project)
Series B 5.00% 1/1/47	2,500,000	2,572,900
Series D 7.25% 1/1/52	7,290,000	7,485,518
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project
Fourth Tier) Series D 144A 7.25% 1/1/54 #	2,500,000	2,568,075
(Great Lakes Senior Living Communities LLC Project
Third Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	1,030,300
Series C 144A 5.50% 1/1/54 #	4,000,000	4,280,840
(Great Lakes Senior Living Communities LLC Project)
Series A 5.00% 1/1/54	2,595,000	2,856,939
(Second Tier - Great Lakes Senior Living Communities
LLC Project)
Series B 5.00% 1/1/49	975,000	1,058,333
Series B 5.125% 1/1/54	1,130,000	1,234,017
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series
2010 5.875% 7/1/30	155,000	161,079
Birmingham, Alabama Special Care Facilities Financing
Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	2,101,027
5.75% 6/1/35	1,500,000	1,693,815
5.75% 6/1/45	2,500,000	2,775,800
6.00% 6/1/50	2,650,000	2,973,909
Butler County, Ohio Port Authority
(StoryPoint Fairfield Project) Series A-1 144A
6.50% 1/15/52 #	650,000	689,527
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	7,017,183

10 NQ- 425 [5/19] 7/19 (891371)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	$557,250
California Statewide Communities Development Authority
Revenue
(be. group) 144A 7.25% 11/15/41 #	500,000	512,025
(Loma Linda University Medical Center)
5.50% 12/1/54	13,000,000	14,422,720
Series A 144A 5.25% 12/1/56 #	3,000,000	3,345,870
Series A 144A 5.50% 12/1/58 #	8,135,000	9,418,622
Camden County, New Jersey Improvement Authority
Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,500,000	2,748,300
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	2,600,725
(Tuscan Gardens Senior Living Center) Series A
7.00% 4/1/49	5,000,000	4,847,500
Chesterfield County, Virginia Economic Development
Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,030,000	1,057,295
Chesterton, Indiana
(StoryPoint Chesterton Project) Series A-1 144A
6.375% 1/15/51 #	1,000,000	1,053,760
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project) Series A 144A
6.00% 7/1/51 #	3,500,000	3,216,885
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,841,325
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	500,000	557,340
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,102,600
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	786,225
Series A 144A 5.75% 12/1/35 #	1,150,000	1,208,351
Series A 144A 6.125% 12/1/45 #	1,200,000	1,272,684
Series A 144A 6.25% 12/1/50 #	560,000	596,165
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,651,984
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	5,200,000	5,849,740

NQ- 425 [5/19] 7/19 (891371) 11

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.50% 2/15/52	4,655,000	$5,306,328
5.50% 2/15/57	7,250,000	8,232,883
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,100,410
Series A 5.25% 9/1/29	500,000	565,065
Series A 5.25% 9/1/44	2,000,000	2,184,000
Duluth, Minnesota Economic Development Authority
Revenue
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	3,750,000	4,101,563
Florida Development Finance
(UF Health - Jacksonville Project) Series A
6.00% 2/1/33	2,375,000	2,633,637
Glendale, Arizona Industrial Development Authority
Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	870,446
5.25% 11/15/51	1,350,000	1,405,633
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #	6,000,000	6,130,140
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(Hawaii Pacific Health Obligation) Series A
5.50% 7/1/43	2,990,000	3,344,046
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,104,580
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,611,776
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A
5.00% 3/1/33	485,000	578,503
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	482,646
Illinois Finance Authority Revenue
(Admiral at Lake Project) 5.25% 5/15/54	5,000,000	5,143,750
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,743,891
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,398,350
Series A 144A 5.60% 1/1/56 #	2,630,000	2,542,631

12 NQ- 425 [5/19] 7/19 (891371)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	$1,038,540
5.50% 8/15/45	1,000,000	1,037,280
(Marquette Project) 5.00% 3/1/39	1,250,000	1,302,425
Iowa Finance Authority
(PHS Council Bluffs, Inc. Project)
5.125% 8/1/48	1,650,000	1,731,065
5.25% 8/1/55	2,500,000	2,629,925
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,551,650
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A
5.25% 5/15/47	1,300,000	1,384,162
Kentucky Economic Development Finance Authority
Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,391,600
5.75% 11/15/45	2,500,000	2,661,625
5.75% 11/15/50	1,600,000	1,698,864
Kentwood, Michigan Economic Development Corporation
Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,326,987
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	6,000,000	6,531,720
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,062,320
Maine Health & Higher Educational Facilities Authority
Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,839,978
Maricopa County, Arizona Industrial Development
Authority
(Christian Care Surprise, Inc. Project) Series 2016 144A
6.00% 1/1/48 #	5,400,000	5,622,804
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,096,010
Maryland Health & Higher Educational Facilities Authority
(Adventist Healthcare) Series A 5.50% 1/1/46	5,000,000	5,795,150
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,858,927
Missouri State Health & Educational Facilities Authority
Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,050,690

NQ- 425 [5/19] 7/19 (891371) 13

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	$1,584,457
5.375% 1/1/50	6,250,000	6,411,437
Series A 5.375% 1/1/51	1,750,000	1,809,833
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	9,189,265
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,467,823
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46	1,040,000	1,177,207
Series A1 5.00% 7/1/51	1,595,000	1,799,096
Series B 4.00% 7/1/31	635,000	667,652
Series B 4.75% 7/1/51	1,915,000	2,055,101
Series C 5.00% 7/1/31	250,000	271,845
Series C 5.25% 7/1/36	350,000	379,859
Series C 5.50% 7/1/46	1,250,000	1,367,725
Series C 5.75% 7/1/51	1,000,000	1,102,990
Series D 6.00% 7/1/26	135,000	137,338
Series D 7.00% 7/1/51	1,350,000	1,393,875
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	2,500,000	2,609,100
New Jersey Economic Development Authority
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,068,000
New Jersey Health Care Facilities Financing Authority
Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,049,276
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,885,436
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,225,400
144A 5.00% 12/1/45 #	800,000	888,320
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,546,904
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,089,060
Oklahoma Development Finance Authority Health System
Revenue
(OU Medicine Project) Series 2018B 5.50% 8/15/57	4,255,000	4,973,201

14 NQ- 425 [5/19] 7/19 (891371)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,800,000	$3,944,856
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	285,000	320,853
Series A 7.50% 6/1/49	2,920,000	3,304,330
Payne County, Oklahoma Economic Development
Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	1,445,000	520,200
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project) Series 2018A
144A 6.75% 12/1/53 #	9,495,000	9,607,516
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.25% 4/1/47	2,000,000	2,148,360
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	994,339
Series A 144A 5.125% 6/1/48 #	1,375,000	1,421,887
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	5,630,000	5,913,808
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,723,150
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor) 6.00% 5/15/47	1,500,000	1,630,860
San Buenaventura, California Revenue
(Community Memorial Health System) 7.50% 12/1/41	4,475,000	4,979,780
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	838,480
5.50% 12/1/43	1,250,000	1,342,550
St. Louis County, Missouri Industrial Development
Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	635,652
Series A 5.125% 8/15/45	1,800,000	1,894,932
Suffolk County, New York Economic Development
Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	603,681

NQ- 425 [5/19] 7/19 (891371) 15

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community)
5.50% 11/15/45 ‡	3,000,000	$2,100,000
(Buckner Senior Living - Ventana Project)
6.75% 11/15/47	1,850,000	2,121,488
6.75% 11/15/52	3,300,000	3,772,428
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	530,080
(Mirabella At ASU Project) Series A 144A
6.125% 10/1/52 #	1,720,000	1,922,289
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,149,841
Washington State Housing Finance Commission
(Heron’s Key) Series A 144A 7.00% 7/1/50 #	2,000,000	2,209,440
(Wesley Homes at Lea Hill Project) Series 2016 144A
5.00% 7/1/51 #	2,000,000	2,095,740
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	275,867
Series A 5.75% 11/1/39	600,000	613,080
Series A 6.00% 5/1/47	920,000	940,166
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	861,008
Series A 5.00% 7/1/24	1,700,000	1,801,354
Series A 6.125% 7/1/39	750,000	810,008
Series A 6.25% 7/1/44	2,500,000	2,714,125
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	1,064,230
Series C 7.00% 7/1/43	900,000	901,530
Series C 7.50% 7/1/53	1,000,000	1,002,520
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 144A 5.75% 11/15/44 #	2,000,000	2,158,580
		330,297,705
Housing Revenue Bonds - 0.52%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Affordable Housing) Senior Series A
5.25% 8/15/39	1,200,000	1,350,504
(Caritas Projects) Senior Series A 5.50% 8/15/47	1,500,000	1,609,215

16 NQ- 425 [5/19] 7/19 (891371)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	$818,025
Series A 5.25% 5/15/49	3,000,000	3,264,960
		7,042,704
Lease Revenue Bonds - 3.69%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,299,908
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	529,030
Series A 144A 6.875% 1/1/42 #	1,500,000	1,593,135
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,112,487
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	765,000	787,193
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	1,010,020
5.375% 2/1/41	1,400,000	1,413,608
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project) Series A
5.00% 6/15/57	3,975,000	4,322,733
New Jersey Economic Development Authority Special
Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,684,450
New Jersey Transportation Trust Fund Authority
(Federal Highway Reimbursement Revenue) Series A
5.00% 6/15/31	5,450,000	6,270,279
(Transportation Program) Series AA 5.00% 6/15/25	1,000,000	1,148,680
New York Liberty Development Revenue
(Class 2-3 World Trade Center Project) 144A
5.375% 11/15/40 #	2,410,000	2,686,644
(Class 3-3 World Trade Center Project) 144A
7.25% 11/15/44 #	9,600,000	11,465,664
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	3,775,000	3,914,939
(Senior Obligation Group) Series B 5.00% 7/1/42 (AMT)	4,000,000	4,264,440
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,087,430
		49,590,640

NQ- 425 [5/19] 7/19 (891371) 17

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds - 4.56%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	$2,503,896
Series 2005D 5.50% 1/1/40	3,000,000	3,277,770
Series 2007E 5.50% 1/1/42	2,150,000	2,344,037
Series 2007F 5.50% 1/1/42	1,250,000	1,362,813
Series A 5.25% 1/1/29	4,415,000	4,818,531
Series A 5.50% 1/1/33	2,000,000	2,215,040
Series A 5.50% 1/1/49	770,000	874,882
Series A 6.00% 1/1/38	6,285,000	7,302,353
Series C 5.00% 1/1/26	2,105,000	2,358,631
Series C 5.00% 1/1/38	1,000,000	1,076,190
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	3,100,600
Series G 5.00% 12/1/44	2,445,000	2,659,598
Series H 5.00% 12/1/36	3,405,000	3,749,824
Series H 5.00% 12/1/46	4,225,000	4,587,505
Fairfax County, Virginia
Series A 5.00% 10/1/30	5,000,000	6,453,850
Wake County, North Carolina
Series A 5.00% 3/1/28	3,830,000	4,893,706
Series A 5.00% 3/1/31	6,045,000	7,755,131
		61,334,357
Pre-Refunded/Escrowed to Maturity Bonds - 5.00%
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series
2010 5.875% 7/1/30-20§	845,000	883,988
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	1,215,000	1,269,481
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	5,500,000	5,668,245
6.50% 7/15/30-20§	1,175,000	1,212,659
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Senior Series A 6.40% 8/15/45-20§	1,690,000	1,789,186
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 144A
7.75% 4/1/31-21#§	750,000	829,755
(Eisenhower Medical Center) Series A 5.75% 7/1/40-20§	1,000,000	1,046,790

18 NQ- 425 [5/19] 7/19 (891371)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
California Statewide Communities Development Authority
Revenue
(California Baptist University Project) 7.50% 11/1/41-21§	1,000,000	$1,146,000
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	2,020,939
Subordinate Lien 6.75% 1/1/41-21§	1,000,000	1,080,750
Clifton, Texas Higher Education Finance Corporation
Revenue
(Idea Public Schools) 5.75% 8/15/41-21§	1,000,000	1,089,450
(Uplift Education) Series A 6.25% 12/1/45-20§	1,000,000	1,069,350
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41-21§	2,235,000	2,431,524
(KIPP Charter School) 6.00% 7/1/48-23§	1,450,000	1,709,492
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40-20§	1,250,000	1,303,100
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44-19§	1,000,000	1,032,960
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25-20§	1,750,000	1,849,050
Series A 7.75% 5/15/30-20§	500,000	528,885
Series A 8.00% 5/15/40-20§	2,205,000	2,336,881
Series A 8.00% 5/15/46-20§	1,500,000	1,589,715
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21§	1,455,000	1,583,302
Kentucky Economic Development Finance Authority
Hospital Revenue
(Owensboro Medical Health System) Series A
6.50% 3/1/45-20§	4,965,000	5,208,930
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41-19§	1,750,000	1,785,263
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	1,867,981
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,155,532
Maryland Health & Higher Educational Facilities Authority
(Doctors Community Hospital) 5.75% 7/1/38-20§	1,730,000	1,809,424
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair University Student Housing
Project) 5.875% 6/1/42-20§	1,500,000	1,566,180

NQ- 425 [5/19] 7/19 (891371) 19

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36-20§	1,000,000	$1,034,630
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,092,970
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30-20#§	705,000	740,948
Series A 144A 6.375% 9/1/40-20#§	500,000	529,670
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	710,000	721,907
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Edinboro University Foundation) 5.80% 7/1/30-20§	1,300,000	1,358,942
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(New Foundation Charter School Project)
6.625% 12/15/41-22§	1,000,000	1,171,070
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	2,000,000	2,121,900
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23§	1,420,000	1,755,361
7.125% 11/1/43-23§	2,500,000	3,090,425
St. Johns County, Florida Industrial Development Authority
Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40-20§	1,000,000	1,049,670
Travis County, Texas Health Facilities Development
Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40-20§	1,000,000	1,076,910
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	1,636,080
		67,245,295
Resource Recovery Revenue Bonds - 0.56%
Blythe Township, Pennsylvania Solid Waste Authority
Revenue
7.75% 12/1/37 (AMT)	3,000,000	3,387,810
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	2,500,000	2,522,500

20 NQ- 425 [5/19] 7/19 (891371)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds (continued)
Orange County, Florida Industrial Development Authority
Revenue
(Anuvia Florida LLC Project) Series A 144A
4.00% 7/1/48 (AMT)#	2,665,000	$1,663,440
		7,573,750
Special Tax Revenue Bonds - 8.32%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Tax Revenue
(City Center Project) Series 2018 144A 5.375% 5/1/42 #	3,600,000	3,928,284
Canyons, Colorado Metropolitan District No. 5
Series A 6.125% 12/1/47	1,000,000	1,031,530
Celebration Pointe, Florida Community Development
District
5.125% 5/1/45	2,000,000	2,048,220
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,043,810
144A 5.40% 3/1/45 #	2,000,000	2,089,020
Colliers Hill, Colorado Metropolitan District No. 2
Series A 6.50% 12/1/47	2,000,000	2,057,420
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	5,200,000	5,373,576
Dutchess County, New York Local Development
Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,700,000	1,738,250
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A
5.50% 11/1/44	3,750,000	3,914,175
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	2,000,000	2,137,620
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A
7.00% 9/15/44 #	3,320,000	3,405,556
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,135,000	2,189,592
Kansas City, Missouri Land Clearance Redevelopment
Authority Revenue
(Convention Centre Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/40 #	935,000	1,004,929
Series B 144A 5.00% 2/1/50 #	1,825,000	1,929,919
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,235,000	1,296,095

NQ- 425 [5/19] 7/19 (891371) 21

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	$1,041,680
Series A 5.50% 8/1/35	1,300,000	1,352,572
Mosaic District, Virginia Community Development
Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,593,615
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,124,338
5.90% 3/1/30	2,000,000	2,026,920
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 5.00% 6/15/44	4,975,000	5,397,626
Series AA 5.25% 6/15/41	1,000,000	1,111,990
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,002,430
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,004,790
Northampton County, Pennsylvania Industrial
Development Authority
(Route 33 Project) 7.00% 7/1/32	2,435,000	2,748,068
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,084,000
Public Finance Authority Revenue, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	5,065,000	6,037,227
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured) Series A-1
5.625% 7/1/51 ^	30,000,000	5,080,200
(Restructured)
Series A-1 4.75% 7/1/53	25,913,000	25,062,794
Series A-1 5.00% 7/1/58	5,000,000	4,982,750
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,038,290
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,100,000	1,100,429
St. Louis County, Missouri Industrial Development
Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,061,162
Series A 144A 5.25% 9/1/45 #	3,540,000	3,573,595

22 NQ- 425 [5/19] 7/19 (891371)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,095,000	$1,102,052
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	4,690,000	5,082,037
		111,796,561
State General Obligation Bonds - 6.41%
California State
Various Purposes
5.00% 4/1/32	2,100,000	2,849,889
5.00% 8/1/46	2,000,000	2,352,580
(Bid Group A) 5.00% 10/1/28	5,000,000	6,470,250
(Bid Group B) 5.00% 8/1/27	5,000,000	6,181,100
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	6,173,950
Georgia State
Series A 5.00% 7/1/26	2,500,000	3,090,275
Illinois State
5.00% 11/1/27	2,000,000	2,278,340
5.00% 5/1/36	1,710,000	1,834,095
5.00% 11/1/36	2,245,000	2,466,761
5.00% 2/1/39	2,980,000	3,171,733
Series A 5.00% 10/1/30	2,000,000	2,301,500
Series A 5.00% 12/1/34	2,100,000	2,349,165
Series A 5.00% 4/1/38	2,805,000	2,966,344
Series C 5.00% 11/1/29	8,970,000	10,262,846
Series D 5.00% 11/1/28	6,000,000	6,904,920
Minnesota State
Series A 5.00% 8/1/30	5,000,000	6,359,900
New York State
Series A 5.25% 2/15/24	2,000,000	2,135,080
Ohio State
(Infrastructure Improvement) Series A 5.00% 9/1/32	7,675,000	9,619,461
Washington State
Series C 5.00% 2/1/28	5,000,000	6,345,800
		86,113,989
Transportation Revenue Bonds - 5.18%
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/33	4,135,000	4,748,923

NQ- 425 [5/19] 7/19 (891371) 23

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Delaware Transportation Authority
5.00% 6/1/55	4,105,000	$4,638,773
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,796,950
Series A 6.00% 1/15/49	7,690,000	9,037,903
Hawaii Airports System Revenue
Series A 5.00% 7/1/45 (AMT)	3,490,000	3,951,622
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,066,150
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,293,610
Series A 6.00% 7/1/53	1,290,000	1,423,309
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,104,550
Metropolitan New York Transportation Authority
(Climate Bond Certified) Series A1 5.25% 11/15/56	5,000,000	5,801,300
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) Series 8 6.00% 12/1/42	1,970,000	2,085,935
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,106,580
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	1,110,000	1,254,999
Series B 5.00% 1/1/42 (AMT)	1,110,000	1,248,672
Series B 5.00% 1/1/48 (AMT)	2,535,000	2,841,329
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.625% 7/1/34	1,090,000	1,094,011
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	7,385,490
7.50% 6/30/33	500,000	531,060
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,217,972
6.875% 12/31/39	4,055,000	4,172,595
7.00% 12/31/38 (AMT)	1,335,000	1,573,511
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	2,975,000	3,308,498
		69,683,742

24 NQ- 425 [5/19] 7/19 (891371)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds - 3.23%
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	$214,148
5.00% 11/1/28	30,000	35,264
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	4,000,000	4,302,800
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,872,450
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,684,005
Series D 7.00% 10/1/51	5,000,000	6,075,200
New York City, New York Water & Sewer System
(Second Generation Resolution) 5.00% 6/15/46	3,150,000	3,629,934
Texas Water Development Board
(Master Trust) Series B 5.00% 4/15/31	5,240,000	6,618,015
		43,431,816
Total Municipal Bonds (cost $1,246,600,919)		1,332,842,485

Short-Term Investments – 0.06%
Variable Rate Demand Notes - 0.06%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue (Children’s Hospitals & Clinics)
Series A
1.65% 8/15/37 (AGM) (SPA – US Bank N. A. )	750,000	750,000
Mississippi Business Finance Corporation Gulf Opportunity
Zone Industrial Development Revenue (Chevron USA)
Series C
2.20% 11/1/35	100,000	100,000
Total Short-Term Investments (cost $850,000)		850,000

Total Value of Securities – 99.19%
(cost $1,247,450,919)		1,333,692,485

Receivables and Other Assets Net of Liabilities – 0.81%		10,844,984
Net Assets Applicable to 119,454,358 Shares Outstanding – 100.00%		$1,344,537,469

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2019, the aggregate value of Rule 144A securities was $292,223,695, which represents
21.73% of the Fund’s net assets.

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the

NQ- 425 [5/19] 7/19 (891371) 25

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2019.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
May 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^ Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
N.A. – National Association
SGI – Insured by Syncora Guarantee Inc.
SPA – Stand-by Purchase Agreement
USD – US Dollar

26 NQ- 425 [5/19] 7/19 (891371)

Schedule of investments

Delaware Tax-Free New York Fund	May 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.86%
Corporate Revenue Bonds - 6.33%
Nassau County Tobacco Settlement
(Asset-Backed) Series A-3 5.125% 6/1/46	625,000	$602,819
New York Counties Tobacco Trust VI
(Tobacco Settlement Pass Through) Series C 5.00%
6/1/51	500,000	514,855
New York Liberty Development Revenue
(Second Priority - Bank of America Tower at One Bryant
Park Project)
Class 2 5.625% 7/15/47	500,000	512,515
Class 3 6.375% 7/15/49	865,000	890,327
New York Transportation Development Corporation
Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/36 (AMT)	1,000,000	1,169,290
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	742,476
TSASC Revenue
(Senior) Fiscal 2017 Series A 5.00% 6/1/41	900,000	979,398
		5,411,680
Education Revenue Bonds - 21.80%
Albany Industrial Development Agency Civic Facilities
Revenue
(Brighter Choice Charter School) Series A 5.00%
4/1/37	250,000	248,525
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing Project)
Series A 6.00% 10/1/31	525,000	565,903
(Tapestry Charter School Project) Series A 5.00%
8/1/52	500,000	533,410
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	535,865
Series A 5.50% 4/1/43	500,000	538,455
(Inwood Academy for Leadership Charter School
Project) Series A 144A 5.50% 5/1/48 #	500,000	533,695
(Manhattan College Project) 5.00% 8/1/47	500,000	582,955
(Metropolitan College of New York Project) 5.50%
11/1/44	600,000	640,650
(Metropolitan Lighthouse Charter School Project)
Series A 144A 5.00% 6/1/52 #	250,000	267,310
(New Dawn Charter Schools Project) 144A 5.75%
2/1/49#	500,000	519,830
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	854,513

NQ-401 [5/19] 7/19 (891404) 1

Schedule of investments

Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Dutchess County Local Development
(The Culinary Institute of America Project)
Series A-1 5.00% 7/1/41	200,000	$227,174
Series A-1 5.00% 7/1/46	300,000	340,401
Hempstead Town Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	584,790
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	415,608
Monroe County Industrial Development Revenue
(St. John Fisher College Project) Series A 5.50% 6/1/39	300,000	347,613
(University of Rochester Project) Series C 4.00% 7/1/43	500,000	544,910
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	1,067,780
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	526,370
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	465,892
(Brooklyn Law School) 5.75% 7/1/33	340,000	341,108
(Cornell University) Series A 5.00% 7/1/34	170,000	170,466
(Fordham University) 5.00% 7/1/44	650,000	728,617
(Marymount Manhattan College) 5.00% 7/1/24	350,000	350,879
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,133,660
(Rockefeller University) Series A 5.00% 7/1/27	250,000	250,665
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,110,390
(University of Rochester Project) Unrefunded Series A
5.125% 7/1/39	20,000	20,052
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	519,410
St. Lawrence County Industrial Development Agency Civic
Development Revenue
(St. Lawrence University Project) Series A 4.00%
7/1/43	1,000,000	1,070,430
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	871,500
5.00% 7/1/41	500,000	591,935
Troy Industrial Development Authority
(Rensselaer Polytechnic Institute Project) Series E 5.20%
4/1/37	500,000	535,395
Yonkers Economic Development Educational Revenue
(Charter School of Educational Excellence Project)
Series A 6.25% 10/15/40	600,000	619,488
		18,655,644

2 NQ-401 [5/19] 7/19 (891404)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds - 4.76%
Long Island Power Authority Electric System Revenue
5.00% 9/1/37	450,000	$549,270
5.00% 9/1/47	500,000	591,755
Series A 5.00% 9/1/44	750,000	845,797
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	538,955
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	190,000	152,475
Series WW 5.00% 7/1/28 ‡	270,000	216,000
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	1,000,000	1,180,620
		4,074,872
Healthcare Revenue Bonds - 13.54%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project) 5.25% 7/1/35	250,000	291,317
Dutchess County Local Development
(Health Quest Systems Project)
Series A 5.00% 7/1/34	350,000	392,669
Series A 5.00% 7/1/44	1,000,000	1,104,860
Guilderland Industrial Development Agency
(Albany Place Development Project) Series A 144A
5.875% 1/1/52 #	500,000	510,845
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	471,687
5.00% 12/1/46	540,000	617,506
Series A 5.00% 12/1/27	330,000	362,409
(The Unity Hospital of Rochester Project) 5.50%
8/15/40 (FHA)	585,000	622,060
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated
Group Project) 5.00% 7/1/33	725,000	804,677
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	511,445
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 4.00% 8/1/38	1,000,000	1,077,540
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	621,576
(New York University Hospitals Center) Series A 4.00%
7/1/40	465,000	496,750

NQ-401 [5/19] 7/19 (891404) 3

Schedule of investments

Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	$579,020
144A 5.00% 12/1/45 #	700,000	777,280
Orange County Funding Assisted Living Residence
Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50%
1/1/46	400,000	415,248
Southold Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	787,777
Suffolk County Economic Development Revenue
(Catholic Health Services) Unrefunded 5.00% 7/1/28	430,000	459,773
(Peconic Landing at Southhold Project) 6.00% 12/1/40	650,000	682,422
		11,586,861
Lease Revenue Bonds - 8.46%
Hudson Yards Infrastructure
Unrefunded Fiscal 2012 Series A 5.75% 2/15/47	385,000	411,057
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A
5.00% 11/15/56	710,000	781,305
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,185,938
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,619,370
New York Liberty Development
(4 World Trade Center Project) 5.00% 11/15/31	500,000	541,390
(Class 1 - 3 World Trade Center Project) Class 1-3 144A
5.00% 11/15/44 #	1,500,000	1,640,235
(Class 2 - 3 World Trade Center Project) 144A 5.375%
11/15/40#	500,000	557,395
United Nations Development Revenue
(Senior Lien) Series A 5.00% 7/1/26	500,000	501,370
		7,238,060
Local General Obligation Bonds - 3.66%
New York City
Fiscal 2011 Series E 5.00% 8/1/28	125,000	130,104
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,132,950
Fiscal 2018 Series B-1 4.00% 10/1/41	500,000	551,325
Fiscal 2019 Series E 5.00% 8/1/32	500,000	632,025
Subordinate Series E-1 5.25% 3/1/35	500,000	624,600

4 NQ-401 [5/19] 7/19 (891404)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York State Dormitory Authority
(School District Financing Program)
Unrefunded Series A 5.00% 10/1/23	25,000	$26,990
Unrefunded Series A 5.00% 10/1/25 (AGM)	30,000	31,318
		3,129,312
Pre-Refunded Bonds - 6.33%
Brooklyn Arena Local Development
(Barclays Center Project)
6.375% 7/15/43-20 §	500,000	515,675
6.50% 7/15/30-20 §	500,000	516,025
Hudson Yards Infrastructure
Fiscal 2012 Series A 5.75% 2/15/47-21 §	615,000	660,781
Metropolitan Transportation Authority Revenue
Series D 5.25% 11/15/27-20 §	500,000	528,590
Monroe County Industrial Development Revenue
(Nazareth College of Rochester Project)
5.25% 10/1/31-21 §	500,000	544,355
5.50% 10/1/41-21 §	500,000	547,205
New York City Transitional Finance Authority Revenue
(Future Tax Secured) Fiscal 2011 Subordinate Series D-1
5.25% 2/1/29-21 §	305,000	324,175
New York State Dormitory Authority Revenue Non-State
Supported Debt
(The Northwell Health Obligated Group) Series A 5.00%
5/1/41-21§	500,000	534,655
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	415,329
5.00% 7/1/42-22 §	750,000	830,977
		5,417,767
Resource Recovery Revenue Bond - 1.81%
Niagara Area Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,548,135
		1,548,135
Special Tax Revenue Bonds - 18.54%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	509,274
Glen Cove Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	250,000	267,203
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	252,194

NQ-401 [5/19] 7/19 (891404) 5

Schedule of investments

Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2012 Subordinate Series S-1A 5.25% 7/15/37	1,000,000	$1,075,380
Fiscal 2015 Subordinate Series S-1 5.00% 7/15/43	1,000,000	1,145,830
(Future Tax Secured)
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	845,633
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	853,890
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,147,830
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/33	670,000	790,406
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/34	1,500,000	1,765,620
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	558,670
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	500,000	544,640
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,177,960
Unrefunded Fiscal 2011 Subordinate Series C 5.25%
11/1/25	310,000	326,566
Unrefunded Fiscal 2011 Subordinate Series D-1 5.25%
2/1/29	195,000	207,108
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,166,580
New York State Dormitory Authority Revenue
(General Purpose) Series C 5.00% 3/15/34	500,000	528,470
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/36	500,000	548,560
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	425,000	423,275
Series A-1 4.75% 7/1/53	190,000	183,766
Series A-1 5.00% 7/1/58	400,000	398,620
Series A-1 5.375% 7/1/46 ^	1,935,000	445,340
Series A-1 5.625% 7/1/51 ^	4,120,000	697,681
		15,860,496
State General Obligation Bond - 0.59%
New York State
Series A 5.00% 3/1/38	500,000	501,330
		501,330
Transportation Revenue Bonds - 7.81%
Buffalo & Fort Erie Public Bridge Authority
5.00% 1/1/47	435,000	505,405
Metropolitan Transportation Authority Revenue
Series B 4.00% 11/15/50	1,000,000	1,088,670
Series D 5.00% 11/15/32	500,000	550,885

6 NQ-401 [5/19] 7/19 (891404)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York State Thruway Authority General Revenue
Series I 5.00% 1/1/32	700,000	$757,470
Series L 5.00% 1/1/35	100,000	122,429
(Junior Indebtedness Obligation) Series A 5.25%
1/1/56	1,000,000	1,156,230
Port Authority of New York & New Jersey
(JFK International Air Terminal Project)
Series 8 6.00% 12/1/42	700,000	741,195
Series 8 6.50% 12/1/28	550,000	574,117
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels) Series A 5.00% 11/15/47	1,000,000	1,187,610
		6,684,011
Water & Sewer Revenue Bonds - 4.23%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
(Second General Resolution)
Fiscal 2009 Series FF-2 5.50% 6/15/40	250,000	250,740
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	544,950
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,179,940
Fiscal 2019 Series FF-1 4.00% 6/15/49	1,000,000	1,108,010
New York State Environmental Facilities Revenue
(New York City Municipal Water Finance Authority
Projects - Second Resolution) Series B 5.00% 6/15/30	500,000	535,085
		3,618,725
Total Municipal Bonds (cost $79,797,973)		83,726,893
Total Value of Securities – 97.86%
(cost $79,797,973)		83,726,893
Receivables and Other Assets Net of Liabilities – 2.14%		1,829,967
Net Assets Applicable to 7,385,150 Shares Outstanding – 100.00%		$85,556,860

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2019, the aggregate value of Rule 144A securities was $6,933,745, which represents
8.10% of the Fund’s net assets.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.

^ Zero coupon security. The rate shown is the effective yield at the time of purchase.

NQ-401 [5/19] 7/19 (891404) 7

Schedule of investments

Delaware Tax-Free New York Fund (Unaudited)

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
USD – US Dollar

8 NQ-401 [5/19] 7/19 (891404)